INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORY
Schedule Of Inventory
	December 31, 2024	December 31, 2023
Process material stockpiles	$2,520	$4,050
Concentrate inventory	1,861	2,448
Materials and supplies	3,230	2,328
	$7,611	$8,826